Earnings per share	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Earnings per share	Earnings per share
The following table shows the components used in the calculation of basic and diluted net earnings per common share for earnings attributable to common shareholders.

For the year ended December 31	2025	2024
Net earnings attributable to common shareholders - basic	6,305	163
Dividends declared per common share (in dollars)	2.31	3.99
Weighted average number of common shares outstanding (in millions)
Weighted average number of common shares outstanding - basic	929.1	912.3
Assumed exercise of stock options (1)	—	—
Weighted average number of common shares outstanding - diluted (in millions)	929.1	912.3
(1)The calculation of the assumed exercise of stock options includes the effect of the average unrecognized future compensation cost of dilutive options. It excludes options for which the exercise price is higher than the average market value of a BCE common share. The number of excluded options was 5,503,174 in 2025 and 6,545,819 in 2024.